Operating expenses - Research and Development, Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) employee	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 employee
Disclosure Of Operating Expenses [Line Items]
Increase/ decrease in employee benefit expense	€ (100)	€ 1,600
Increase (decrease) in employee benefit expense, percentage	(1.10%)	15.10%
End of period headcount) (employee) | employee	97	108	102
Share-based payments	€ 3,539	€ 4,298	€ 3,222
R&D
Disclosure Of Operating Expenses [Line Items]
Increase in purchases, sub-contracting and other expenses	€ 17,300	€ 700
Increase in purchases, sub-contracting and other expenses, percentage	63.80%		2.50%
End of period headcount) (employee) | employee	66	77	76	74
Share-based payments	€ 600	€ 500	€ 400